Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
Financial instruments, owned, at fair value	$ 243,978	$ 291,371		$ 329,119
Other assets	54,339	49,144		14,699
Accounts payable and accrued expense	234,348	156,770		157,157
Other liabilities	$ 29,861	$ 24,381		$ 31,727
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	250,000,000	250,000,000		250,000,000
Treasury stock common units	9,000	9,000		9,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,600,000	4,500,000
Preferred stock, shares issued	1,543,071	363,125		227,000
Preferred stock, shares outstanding	1,543,071	363,125		226,932
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	5,000,000,000	5,000,000,000		18,750,000	[1]
Common stock, shares issued	9,465,000	8,483,000		3,348,000
Common stock, shares outstanding	9,456,000	8,474,000		3,339,000
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	250,000	250,000	[1]	250,000	[1]
Common stock, shares issued	239,000	239,000		239,000
Common stock, shares outstanding	239,000	239,000		239,000
Related Party [Member]
Other assets	$ 470	$ 404		$ 277
Accounts payable and accrued expense	16,143	14,733		14,143
Other liabilities	24,874	19,360		9,740
Variable Interest Entity, Primary Beneficiary [Member]
Financial instruments, owned, at fair value		291,371		329,113
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Financial instruments, owned, at fair value		5		552
Parent Company [Member]
Financial instruments, owned, at fair value				6
Parent Company [Member] | Related Party [Member]
Financial instruments, owned, at fair value				$ 6

[1]	Number has been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.